Segment Reporting (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Segment Reporting [ Line Items]
Contribute excess percentage	10.00%	10.00%	10.00%
Singapore [Member]
Segment Reporting [ Line Items]
Non-current assets (in Rand)	R 185.8	R 226.2